General	6 Months Ended
Jun. 30, 2026
General [Abstract]
General

Note 1. General

Cellebrite DI Ltd. (the “Company”), an Israeli company, was incorporated on April 13, 1999 as a private company, and began its operations in July 1999. The Company, which established its leadership in digital forensics suite of solutions, now offers customers an end-to-end AI powered Digital Investigation Platform. The Company’s Digital Investigation Platform allows public and private sector customers around the world to collect, review, analyze, and manage digital data across the investigative lifecycle to advance legally sanctioned investigations. The Company’s largest shareholder is SUNCORPORATION, a public company traded in the Japanese market (see also Note 13).

On April 8, 2021, the Company entered into a Business Combination Agreement and Plan of Merger (the “Merger Agreement”) with TWC Tech Holdings II Corp. (“TWC”), a special purpose acquisition company and publicly listed on the Nasdaq Global Select Market, and Cupcake Merger Sub, Inc., a new wholly-owned subsidiary of Cellebrite (the “Merger Sub”). On August 30, 2021, the Merger was consummated. Upon the terms and subject to the conditions of the Merger Agreement, at the Effective Time, Merger Sub merged with and into TWC, the separate corporate existence of Merger Sub ceased and TWC became the surviving corporation and a wholly-owned subsidiary of the Company (the “Merger”). The security holders of TWC became security holders of the Company. In December 2023, TWC was dissolved.